Organization and Nature of Operations	12 Months Ended
Dec. 31, 2025
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS
1.	ORGANIZATION AND NATURE OF OPERATIONS

Shengfeng Development Limited (“Shengfeng” or the “Company”), is a holding company incorporated under the laws of the Cayman Islands on July 16, 2020, as an exempted company with limited liability. The Company has no substantive operations other than holding all of the outstanding share capital of Shengfeng Holding Limited (“Shengfeng HK”) established under the laws of Hong Kong on August 18, 2020.

Shengfeng HK is also a holding company holding all of the outstanding equity of Fujian Tianyu Shengfeng Logistics Co., Ltd. (“Tianyu” or “Shengfeng WFOE” or “WFOE”), which was established on December 16, 2020 under the laws of the People’s Republic of China (“PRC” or “China”).

The Company, through its variable interest entity (“VIE”), Shengfeng Logistics Group Co., Ltd. (“Shengfeng VIE” or “VIE”), and its subsidiaries, operates as a transportation and warehouse storage management services provider in the PRC. Shengfeng VIE was incorporated on December 7, 2001 under the laws of the PRC. Paid-in capital of Shengfeng VIE was approximately $27.2 million (approximately RMB189.7 million) as of December 31, 2025.

On December 18, 2020, the Company completed a reorganization of entities under common control of its then existing shareholders, who collectively owned all of the equity interests of the Company prior to the reorganization. The Company, and Shengfeng HK were established as the holding companies of Shengfeng WFOE. Shengfeng WFOE is the primary beneficiary of Shengfeng VIE and its subsidiaries, and all of these entities included in the Company are under common control which results in the consolidation of Shengfeng VIE and its subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

As of December 31, 2025, the accompanying consolidated financial statements reflect the activities of the Company and each of the following entities, including its WFOE and VIE:

No.	Name of subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
1	Shengfeng Holding Limited (“Shengfeng HK”)	Hong Kong	August 18, 2020	100%	Investment holding of Tianyu
2	Tianyu Shengfeng Logistics Group Co., Ltd. (“Tianyu”, formerly known as “Fujian Tianyu Shengfeng Logistics Co., Ltd “)	Fujian, the PRC	December 16, 2020	100%	Investment holding of Shengfeng VIE
3	Singularity Digital Technology Co., Ltd.	Cayman Islands	September 12, 2025	100%	Software and technology consulting
4	Shengfeng (Viet Nam) International Supply Chain CO., Ltd.	Vietnam	November 26, 2025	100%	Transportation and warehouse storage management service
	VIE and VIE’s subsidiaries:
5	Shengfeng Logistics Group Co., Ltd. (“Shengfeng VIE” or “Shengfeng Logistics”)	Fujian, the PRC	December 7, 2001	100%	Transportation and warehouse storage management service
6	Fuqing Shengfeng Logistics Co., Ltd.	Fujian, the PRC	April 15, 2011	100%	Transportation and warehouse storage management service
7	Xiamen Shengfeng Logistics Co., Ltd.	Fujian, the PRC	December 22, 2011	100%	Transportation and warehouse storage management service
No.	Name of subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
8	Guangdong Shengfeng Logistics Co., Ltd.	Guangdong, the PRC	December 30, 2011	100%	Transportation and warehouse storage management service
9	Hainan Shengfeng Supply Chain Management Co., Ltd.	Hainan, the PRC	August 18, 2020	51%	Transportation and warehouse storage management service
10	Beijing Tianyushengfeng E-commerce Technology Co., Ltd.	Beijing, the PRC	January 9, 2004	100%	Transportation and warehouse storage management service
11	Beijing Shengfeng Supply Chain Management Co., Ltd.	Beijing, the PRC	April 13, 2016	100%	Transportation and warehouse storage management service
12	Shengfeng Logistics (Guizhou) Co., Ltd.	Guizhou, the PRC	August 15, 2017	100%	Transportation and warehouse storage management service
13	Shengfeng Logistics (Tianjin) Co., Ltd.	Tianjin, the PRC	March 8, 2016	100%	Transportation and warehouse storage management service
14	Shengfeng Logistics (Shandong) Co., Ltd.	Shandong, the PRC	March 15, 2016	100%	Transportation and warehouse storage management service
15	Shengfeng Logistics Hebei Co., Ltd.	Hebei, the PRC	February 17, 2016	100%	Transportation and warehouse storage management service
16	Shengfeng Logistics (Henan) Co., Ltd.	Henan, the PRC	March 28, 2016	100%	Transportation and warehouse storage management service
17	Shengfeng Logistics (Liaoning) Co., Ltd.	Liaoning, the PRC	March 2, 2016	100%	Transportation and warehouse storage management service
18	Shengfeng Logistics (Yunnan) Co., Ltd.	Yunnan, the PRC	January 25, 2016	100%	Transportation and warehouse storage management service
19	Shengfeng Logistics (Guangxi) Co., Ltd.	Guangxi, the PRC	February 1, 2016	100%	Transportation and warehouse storage management service
20	Hubei Shengfeng Logistics Co., Ltd.	Hubei, the PRC	December 15, 2010	100%	Transportation and warehouse storage management service
21	Shengfeng Logistics Group (Shanghai) Supply Chain Management Co., Ltd.	Shanghai, the PRC	August 26, 2015	100%	Transportation and warehouse storage management service
22	Shanghai Shengxu Logistics Co., Ltd.	Shanghai, the PRC	June 4, 2003	100%	Transportation and warehouse storage management service
23	Hangzhou Shengfeng Logistics Co., Ltd.	Zhejiang, the PRC	June 10, 2010	100%	Transportation and warehouse storage management service
No.	Name of subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
24	Nanjing Shengfeng Logistics Co., Ltd.	Jiangsu, the PRC	August 30, 2011	100%	Transportation and warehouse storage management service
25	Suzhou Shengfeng Logistics Co., Ltd.	Jiangsu, the PRC	January 14, 2005	90%	Transportation and warehouse storage management service
26	Suzhou Shengfeng Supply Chain Management Co., Ltd.	Jiangsu, the PRC	August 9, 2019	100%	Transportation and warehouse storage management service
27	Shengfeng Supply Chain Management Co., Ltd.	Fujian, the PRC	June 19, 2014	100%	Transportation and warehouse storage management service
28	Fuzhou Shengfeng Transportation Co., Ltd.	Fujian, the PRC	April 18, 2019	100%	Transportation and warehouse storage management service
29	Sichuan Shengfeng Logistics Co., Ltd.	Sichuan, the PRC	June 27, 2019	100%	Transportation and warehouse storage management service
30	Fujian Shengfeng Logistics Co., Ltd.	Fujian, the PRC	April 2, 2020	100%	Transportation and warehouse storage management service
31	Fujian Dafengche Information Technology Co. Ltd.	Fujian, the PRC	August 26, 2020	100%	Software engineering
32	Ningde Shengfeng Logistics Co. Ltd.	Fujian, the PRC	November 12, 2018	51%	Transportation and warehouse storage management service
33	Shengfeng Logistics (Zhejiang) Co., Ltd.	Zhejiang, the PRC	February 1, 2021	100%	Transportation and warehouse storage management service
34	Chengdu Shengfeng Supply Chain Management Co., Ltd.	Chengdu, the PRC	October 12, 2021	100%	Supply chain management service
35	Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd.	Fujian, the PRC	September 23, 2022	100%	Supply chain management service
36	Anhui Shengfeng Supply Chain Management Co., Ltd.	Anhui, the PRC	November 29, 2023	100%	Transportation and warehouse storage management service
37	Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd.	Guangdong, the PRC	May 19, 2023	100%	Transportation and supply chain management service
38	Ningbo Shengfeng Supply Chain Co., Ltd.	Zhejiang, the PRC	April 16, 2024	100%	Transportation and warehouse storage management service
39	Qingdao Shengfeng Supply Chain Co., Ltd.	Shandong, the PRC	April 22, 2024	100%	Transportation and warehouse storage management service
40	Zhongshan Shengfeng Supply Chain Management Co., Ltd.	Guangdong, the PRC	May 15, 2024	100%	Transportation and warehouse storage management service
No.	Name of subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
41	Hunan Shengfeng Supply Chain Management Co., Ltd.	Hunan, the PRC	May 23, 2024	100%	Transportation and warehouse storage management service
42	Jiangxi Shengfeng Supply Chain Management Co., Ltd.	Jiangxi, the PRC	May 24, 2024	100%	Transportation and warehouse storage management service
43	Dongguan Shengfeng Supply Chain Management Co., Ltd.	Guangdong, the PRC	July 7, 2024	100%	Transportation and warehouse storage management service
44	Langfang Shengfeng Logistics Co., Ltd.	Hebei, the PRC	August 27, 2024	100%	Transportation and warehouse storage management service
45	Liaoning Tianyu Changsheng Supply Chain Management Co., Ltd.	Liaoning, the PRC	October 16, 2024	66%	Transportation and warehouse storage management service
46	Chongqing Tianyu Shengfeng Supply Chain Management Co., Ltd.	Chongqing, the PRC	October 21, 2024	100%	Transportation and supply chain management service
47	Fujian Shengfeng Fulai Low Altitude Comprehensive Service Co., Ltd.	Fujian, the PRC	November 7, 2024	51%	Transportation and cargo packaging service
48	Fujian Shengfeng Zhuoyue Shipping Engineering Technology Co., Ltd.	Fujian, the PRC	December 9, 2024	51%	Technical services and development
49	Zhangzhou Shengfeng Logistics Co., Ltd.	Fujian, the PRC	May 14, 2025	100%	Transportation and warehouse storage management service
50	Luoyang Shengfeng Supply Chain Management Co., Ltd.	Luoyang, the PRC	August 1, 2025	100%	Transportation and warehouse storage management service
51	Heilongjiang Shengfeng Supply Chain Management Co., Ltd.	Heilongjiang, the PRC	September 26, 2025	100%	Transportation and warehouse storage management service
	Significant subsidiaries of Tianyu:
52	Yichun Shengfeng Logistics Co., Ltd.	Jiangxi, the PRC	December 1, 2022	100%	Transportation and warehouse storage management service
53	Hubei Tianyu Shengfeng Logistics Co., Ltd.	Hubei, the PRC	November 14, 2023	100%	Transportation and supply chain management service

Contractual Agreements

The Company conducts its operations through a series of agreements with the VIE and its subsidiaries as stated above. The VIE and its subsidiaries are utilized solely to facilitate the Company’s participation in transportation and warehouse storage management services in the PRC where foreign ownership is restricted. As such, Shengfeng VIE is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements were made effective by a series of six agreements (collectively the “Contractual Arrangements”, or the VIE Agreements, which were signed on January 7, 2021).

As a result of the direct ownership in Tianyu and the Contractual Arrangements, the Company is regarded as the primary beneficiary of the VIE and its subsidiaries. Therefore, the VIE and its subsidiaries were treated as the consolidated entities under U.S. GAAP.

The significant terms of the Contractual Arrangements are as follows:

Equity Pledge Agreements

Each equity holder of the VIE has pledged all of his/her shares in the VIE and all other rights relevant to the shares to WFOE, as a collateral security for his/her and/or the VIE’s obligations to pay off all debt to WFOE, including consulting and services fees payable to WFOE. In the event of default of any payment obligation, WFOE will be entitled to certain rights, including transferring the pledged shares to itself and disposing the pledged shares through a sale or auction.

The Equity Pledge Agreement is effective until the full payment of the service fees under the Technical Consultation and Service Agreement and upon termination of Shengfeng Logistics’ obligations under the Technical Consultation and Service Agreement, or upon the transfer of shares of the Equity Shareholders.

The purposes of the Equity Pledge Agreement are to (1) guarantee the performance of Shengfeng Logistics’ obligations under the Technical Consultation and Service Agreement, (2) make sure the Equity Shareholders do not transfer or assign the pledged shares, or create or allow any encumbrance that would prejudice Tianyu’s interests without Tianyu’s prior written consent, and (3) provide Tianyu control over Shengfeng Logistics under certain circumstances. In the event Shengfeng Logistics breaches its contractual obligations under the Technical Consultation and Service Agreement, Tianyu will be entitled to dispose of the pledged shares in accordance with relevant PRC laws.

As of the date of this annual report, the share pledges under the Equity Pledge Agreement have been registered with the competent PRC regulatory authority.

Exclusive Technical Consultation and Service Agreements

The VIE has entered into an exclusive technical consultation and service agreement with WFOE, pursuant to which, WFOE is engaged to provide certain technical services to the VIE, depending on the licenses obtained and held by the VIE. This technical consultation and service agreement will remain effective for 20 years and it can be extended by WFOE unilaterally. WFOE is entitled to collect service fees for the services it provides to the VIE, and the service fees are adjusted annually through written agreements. Technical service fees are composed of the basic annual fee, which is equal to 50% of the after-tax income of the VIE, and a floating fee, which shall not exceed the after-tax income after deducting paid basic annual fees. Due to its control over the VIE, WFOE has the right to determine the service fees to be charged to the VIE by considering, among others, the technical complexity of the services, the actual costs that may be incurred for providing the services and the VIE’s revenue.

The Technical Consultation and Service Agreement became effective on January 7, 2021 and will remain effective for 20 years. Such agreement can be extended if Tianyu provides its notice of extension to Shengfeng Logistics unilaterally prior to the expiration date of this agreement. Shengfeng Logistics shall use its best efforts to renew its business license and extend its operation term until and unless otherwise instructed by Tianyu.

The Technical Consultation and Service Agreement does not prohibit related party transactions. The Company’s audit committee is required to review and approve in advance any related party transactions, including transactions involving Tianyu or Shengfeng Logistics.

Exclusive Call Option Agreements

The equity shareholders of the VIE (the “Equity Shareholders”) have granted WFOE the exclusive and irrevocable right to purchase or to designate one or more person(s) at their discretion to purchase part or all of the equity interests in the VIE from the Equity Shareholders for a purchase price at any time, subject to the lowest price permitted by PRC laws and regulations. The VIE and its Equity Shareholders have agreed that without prior written consent of WFOE, the respective Equity Shareholders cannot sell, transfer, pledge or dispose their equity interests, and the VIE cannot sell, transfer, pledge or dispose, including but not limited to, the equity interests, significant assets, significant revenue and significant business. Also as agreed, the VIE cannot declare any dividend or change capitalization structure of the VIE and cannot enter into any loan or investment agreements without prior written consent of WFOE. Furthermore, the Equity Shareholders of the VIE have agreed that any proceeds from, including but not limited to, the sales of the Equity Shareholders’ equity interests in the VIE should be gratuitously paid to WFOE or one or more person(s) at their discretion. The Call Option Agreement will remain effective until all equity options in VIE held by such Equity Shareholders are transferred or assigned to WFOE or their designated representatives.

The Call Option Agreement remains effective until all the equity of Shengfeng Logistics is legally transferred under the name of Tianyu and/or other entity or individual designated by it.

Voting Rights Proxy Agreement

Pursuant to the irrevocable power of attorney, each of the Equity Shareholders of the VIE appointed WFOE as his or her attorney-in-fact to exercise such shareholder’s rights under PRC law and the relevant articles of association, including but not limited to, attending shareholders meetings, voting on their behalf on all matters requiring shareholders’ approval, including but not limited to, sale, transfer, pledge, or disposition of all or part of the Equity Shareholders’ equity interests, and designating and appointing the legal representative, directors, supervisors, chief executive officer and other senior management members of the VIE. Each power of attorney will remain in force until such Equity Shareholder ceases to be a shareholder of the VIE. Each shareholder has waived all his or her rights in connection with his or her equity interests, and confirmed that such rights have been authorized to WFOE under each power of attorney.

The Voting Rights Proxy Agreement became effective on January 7, 2021 and will remain effective for 20 years. Such agreement can be extended if Tianyu provides its notice of extension unilaterally prior to the expiration date of this agreement. All other parties shall agree with such extension without reserve.

Power of attorney

Each of the Equity Shareholders has signed a power of attorney (the “Power of Attorney”), pursuant to which, each of the Equity Shareholders has authorized WFOE to act as his or her exclusive agent and attorney with respect to all rights of such individual as a shareholder of the VIE, including but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights that shareholders are entitled to under PRC laws and the Articles of Association of the VIE, including but not limited to, sale, transfer, pledge and disposition of the equity interests of the VIE; and (c) designating and appointing the legal representative, chairperson, directors, supervisors, chief executive officer and other senior management members of the VIE. The Power of Attorney has the same term as the Voting Rights Proxy Agreement.

The Powers of Attorney is irrevocable and continuously valid from the date of execution of the Powers of Attorney, so long as the Equity Shareholders are shareholders of Shengfeng Logistics.

Spousal consent letter

Each of the respective spouses of the individual Equity Shareholders has executed an additional spousal consent letter which contains terms as described below. Pursuant to the spousal consent letters, each of the respective spouse of the individual Equity Shareholders, unconditionally and irrevocably agreed that the equity interests in the VIE held by and registered in the name of his/her spouse will be disposed of pursuant to the equity pledge agreement, the exclusive call option agreement and the shareholders’ voting rights proxy agreement. The spouse agreed not to assert any rights over the equity interests in the VIE held by his/her spouse.

Based on the foregoing Contractual Arrangements, which grant Shengfeng WFOE the effective control of Shengfeng VIE and enable Shengfeng WFOE to receive all of their expected residual returns, the Company accounts for Shengfeng VIE as a VIE. Accordingly, the Company consolidates the accounts of Shengfeng VIE for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.